Borrowings (Details 2) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Evolution of borrowing [RollForward]
Balance at the beginning of the year	$ 6,167,987	$ 5,893,068	$ 3,794,940
Borrowings obtained	728,506	106,667	1,275,756
Payment of borrowings	(85,495)	(111,103)	(5,046,597)
Interest paid	(724,730)	(542,410)	(278,279)
Accrued interests	876,610	607,400	580,210
Foreign exchange	6,327,426	565,364	2,214,158
Short terms loans, net	(19,766)	(14,065)	(232,203)
Issuance of non-convertible notes	2,365,003		5,411,199
Payment of non-convertible notes		(407,260)	(1,686,393)
Repurchase of non-convertible notes			(139,723)
Others	32,666	70,326
Balance at the end of the year	$ 15,668,207	$ 6,167,987	$ 5,893,068